SIGNIFICANT ACCOUNTING POLICIES (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Significant Accounting Policies [Line Items]
Assets		S/ 170,472,283	S/ 156,435,222	S/ 155,480,000
Liabilities		148,218,580	136,318,711	138,753,000
Equity		22,253,703	20,116,511	16,727,570	S/ 14,626,025
Net income (loss)		S/ 4,181,648	S/ 3,609,980	S/ 3,163,385
Banco de Credito del Peru S.A. and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[1]	Banking, Peru
Percentage of interest (direct and indirect)	[1]	97.69%	97.69%
Assets		S/ 139,658,667	S/ 127,513,766
Liabilities		124,107,841	113,568,832
Equity		15,550,826	13,944,934
Net income (loss)		S/ 3,036,929	S/ 2,954,668
Pacifico Compania de Seguros y Reaseguros S.A. and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[2]	Insurance, Peru
Percentage of interest (direct and indirect)	[2]	98.79%	98.45%
Assets		S/ 11,402,998	S/ 10,156,361
Liabilities		8,558,149	7,786,257
Equity		2,844,849	2,370,104
Net income (loss)		S/ 325,008	S/ 303,264
Inversiones Credicorp Bolivia S A and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[3]	Holding, Bolivia
Percentage of interest (direct and indirect)	[3]	99.96%	99.96%
Assets		S/ 9,153,381	S/ 8,017,925
Liabilities		8,458,813	7,337,562
Equity		694,568	680,363
Net income (loss)		S/ 96,826	S/ 71,910
Atlantic Security Holding Corporation and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[4]	Capital Markets, Cayman
Percentage of interest (direct and indirect)	[4]	100.00%	100.00%
Assets		S/ 7,034,717	S/ 7,056,980
Liabilities		6,206,861	5,961,796
Equity		827,856	1,095,184
Net income (loss)		S/ 187,132	S/ 143,238
Credicorp Capital Ltd. and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[5]	Capital Markets, Bermuda
Percentage of interest (direct and indirect)	[5]	100.00%	100.00%
Assets		S/ 3,731,930	S/ 3,230,080
Liabilities		2,943,210	2,440,496
Equity		788,720	789,584
Net income (loss)		S/ 77,963	S/ 89,654
CCR Inc [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[6]	Special purpose Entity, Bahamas
Percentage of interest (direct and indirect)	[6]	100.00%	100.00%
Assets		S/ 667,170	S/ 1,103,787
Liabilities		670,132	1,123,045
Equity		(2,962)	(19,258)
Net income (loss)		S/ 14,018	S/ (39)
Prima AFP S.A [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[7]	Private pension fund administrator, Peru
Percentage of interest (direct and indirect)	[7]	100.00%	100.00%
Assets		S/ 882,917	S/ 883,893
Liabilities		263,717	277,899
Equity		619,200	605,994
Net income (loss)		S/ 140,082	S/ 155,813
Grupo Credito S.A [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[8]	Holding, Peru
Percentage of interest (direct and indirect)	[8]	100.00%	100.00%
Assets		S/ 208,049	S/ 167,397
Liabilities		241,237	534,552
Equity		(33,188)	(367,155)
Net income (loss)		S/ (31,089)	S/ (15,575)

[1]	BCP was incorporated in 1889 and its activities are regulated by the Superintendence of Banking, Insurance and AFP (the Peruvian banking, insurance and AFP regulator, hereinafter “the SBS” for its Spanish acronym). At December 31, 2017, and 2016, its main Subsidiary is Mibanco, Banco de la Microempresa S.A. (hereinafter “Mibanco”), a banking entity in Peru oriented towards the micro and small business sector. At December 31, 2017, the assets, liabilities, equity and net income of Mibanco amount to approximately S/12,363.0 million, S/10,666.5 million, S/1,696.5 million and S/399.1 million, respectively (S/11,234.9 million, S/9,658.3 million, S/1,576.6 million, and S/336.0 million, respectively at December 31, 2016).
[2]	Pacífico Seguros is an entity regulated by the SBS and its activities comprise the contracting and management of all types of general risk and life insurance, reinsurance and property investment and financial operations. Its Subsidiaries are Crediseguro Seguros Personales and Crediseguro Seguros Generales, and it has Pacífico EPS as an associate, which are dynamic participants in the business of multiple and health insurance, respectively.
[3]	ICBSA was established in February 2013 and its objective is to make capital investments for its own account or for account of third parties in companies and other entities providing financial services, exercising or determining the management, administration, control and representation thereof, both nationally and abroad, for which it can invest in capital markets, insurance, asset management, pension funds and other related financial and/or stock exchange products. At December 31, 2017 and 2016, its principal Subsidiary is BCB, a commercial bank which operates in Bolivia. At December 31, 2017, the assets, liabilities, equity and net profit of BCB were approximately S/9,118.4 million, S/8,481.7 million, S/636.7 million and S/75.4 million, respectively (S/7,949.2 million, S/7,238.5 million, S/620.7 million and S/80.7 million, respectively at December 31, 2016).
[4]	Its most important Subsidiary is Atlantic Security Bank (ASB), which is incorporated in the Cayman Islands and operates through branches and offices in Grand Cayman and the Republic of Panama; its main activities are private and institutional banking services and trustee administration, mainly for BCP’s Peruvian customers
[5]	Credicorp Capital Ltd. was formed in 2012, and its main subsidiaries are Credicorp Capital Holding Chile (owner of Inversiones IMT), Credicorp Capital Holding Colombia (owner of Credicorp Capital Colombia), and Credicorp Capital Holding Peru (owner of Credicorp Capital Peru S.A.A.), which develop their activities in Chile, Colombia and Peru, respectively. At December 31, 2017 and 2016, Credicorp Capital Ltd. directly and indirectly holds 100.00 percent of the share capital of Inversiones IMT and Credicorp Capital Colombia. At December 31, 2017, the assets, liabilities, equity and net profit of Inversiones IMT total approximately S/1,123.4 million, S/964.8 million, S/158.6 million and S/20.8 million, respectively (S/987.5 million, S/840.4 million, S/147.1 million and S/23.7 million, respectively at December 31, 2016); and those of Credicorp Capital Colombia total approximately S/1,667.0 million, S/1,522.2 million, S/144.8 million and S/18.8 million, respectively (S/1,496.5 million, S/1,346.2 million, S/150.3 million and S/24.2 million, respectively at December 31, 2016). At December 31, 2017 and 2016, Credicorp Capital Ltd. directly holds 100.0 percent of the share capital of Credicorp Capital Holding Perú. At December 31, 2017, the assets, liabilities, equity and net profit of Credicorp Capital Holding Perú and Subsidiaries total approximately S/303.1 million, S/121.3 million, S/181.8 million and S/28.6 million, respectively (S/236.0 million, S/56.5 million, S/179.5 million and S/19.3 million, respectively, at December 31, 2016). Credicorp Capital Perú has the principal function of a holding company of shares, participations, and securities in general, provision of financial and corporate advisory services, and property investment. At December 31, 2017 and 2016, respectively, Credicorp Capital Peru holds as Subsidiaries, Credicorp Capital Sociedad Agente de Bolsa S.A., Credicorp Capital S.A. Sociedad Administradora de Fondos, Credicorp Capital Servicios Financieros S.A. and Credicorp Capital Sociedad Titulizadora S.A., member companies of the Investment Banking Group in Peru.
[6]	CCR Inc. was incorporated in 2000, its main activity is to manage loans granted to BCP by foreign financial entities, See Note 16(a)(iii). These loans are collateralized by transactions performed by BCP. At December 31, 2017 and 2016, the negative equity balance consists mainly of an accumulated loss of S/17.0 million and a profit for the period of S/14.0 million (an accumulated loss of S/17.0 million and an unrealized loss of S/2.3 million from cash flow hedge derivatives, at December 31, 2016).
[7]	Prima AFP is a private pension fund and its activities are regulated by the SBS.
[8]	Grupo Crédito is a company mainly engaged in shares listed in Peru and unlisted shares of Peruvian companies. It also holds the Group’s shares in BCP, and Inversiones Credicorp Bolivia, Prima AFP and Pacífico Seguros. Grupo Crédito’s balances are presented net of its investments in said entities.